Earnings (Losses) Per Share (Details) - Schedule of basic and diluted earnings (losses) per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator for basic and diluted earnings (losses) per share:
Net income (loss) (in Dollars)	$ (4,783)	$ 10,167	$ 12,429
Weighted average ordinary shares outstanding:
Denominator for basic earnings (losses) per share	42,286,275	38,079,394	34,521,352
Effect of dilutive securities:
Employee share options, RSUs, PSUs and Warrants		1,214,721	842,352
Denominator for diluted earnings (losses) per share	42,286,275	39,294,115	35,363,704
Basic earnings (losses) per share (in Dollars per share)	$ (0.11)	$ 0.27	$ 0.36
Diluted earnings (losses) per share (in Dollars per share)	$ (0.11)	$ 0.26	$ 0.35